SCHEDULE OF FAIR VALUE HIERARCHY OF WARRANTS (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended			12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024		Jun. 30, 2025	Jun. 30, 2024		Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Warrant exercise					$ 10,495
Revaluation, warrants	$ (4,135)		$ 421	[1]	(3,735)	$ 3,775	[1]
January 2024 warrants [member]
IfrsStatementLineItems [Line Items]
Balance, warrants	1,985	$ 2,006			2,006
Warrant exercise	(20)
Revaluation, warrants	1,292	(24)	138		1,268	894
Effect of changes in foreign exchange rates, warrants	168	3
Balance, warrants	3,425	1,985			3,425			$ 2,006
March 2023 warrants [member]
IfrsStatementLineItems [Line Items]
Balance, warrants		817			817
Warrant exercise					(844)
Warrant expiry		(10)			(10)
Revaluation, warrants			1,004		37	1,004
Effect of changes in foreign exchange rates, warrants
Balance, warrants								817
December 2023 warrants [member]
IfrsStatementLineItems [Line Items]
Balance, warrants	617	1,029			1,029
Warrant exercise		(378)
Revaluation, warrants	463	(35)	64		428	461
Effect of changes in foreign exchange rates, warrants	31	1
Balance, warrants	1,111	617			1,111			1,029
June 2023 warrants [member]
IfrsStatementLineItems [Line Items]
Balance, warrants	1,227	1,668			1,668
Warrant exercise	(2,139)	(129)
Revaluation, warrants	870	(318)	58		552	528
Effect of changes in foreign exchange rates, warrants	42	6
Balance, warrants		1,227						1,668
November 2022 warrants [member]
IfrsStatementLineItems [Line Items]
Balance, warrants	2,163	2,225			2,225
Revaluation, warrants	1,510	(60)	$ 69		1,450	$ 805		2,269
Effect of changes in foreign exchange rates, warrants	172	(2)						(52)
Balance, warrants	$ 3,845	$ 2,163			$ 3,845			$ 2,225

[1]	Reclassified due to discontinued operations.